Pryor Cashman llp	new york | los angeles
410 PARK AVENUE, NEW YORK, NY 10022-4441 TEL: 212-421-4100 FAX: 212-326-0806	www.pryorcashman.com
DAVID C. THOMAS Of Counsel
	DIRECT TEL : DIRECT FAX :	212-326-0480 212-798-6925
dthomas@pryorcashman.com

October 16, 2007

Securities and Exchange Commission

Washington, D.C. 20549

Ladies and Gentlemen:

I am transmitting with this latter a Registration Statement on Form SB-2 relating to shares of common stock of Mach One Corporation, to be sold by selling shareholders. Please call me with any questions at 212-326-0480.

/s/ David C. Thomas